Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity
Summary of share capital
	December 31, 2017		December 31, 2016
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.1 par value each	300,000,000	139,885,534	300,000,000	40,998,471

Summary of issued and outstanding share capital
	Number of ordinary shares	NIS par value

Balance at January 1, 2017	40,998,471	4,099,847

Issuance of share capital	98,887,063	9,888,706

Balance at December 31, 2017	139,885,534	13,988,553